Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of Capital and Reserve [line items]
Common shares outstanding	451,692,192	451,281,270	450,863,952	450,271,489	449,832,574	449,458,394
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	451,692,192		450,863,952
Common shares outstanding	451,692,192		450,863,952